UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            05/13/2011
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       84

Form 13f Information Table Value Total:                  25663466
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100    46205   942000 SH       Sole                   662000            280000
                                                             64597  1316960 SH       Defined 01            1316960
Aon Corporation                COM              037389103   665076 12558074 SH       Sole                  9783074           2775000
                                                            553051 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   486453 16285685 SH       Sole                 13016685           3269000
                                                            426076 14264329 SH       Defined 01           14264329
Campbell Soup Company          COM              134429109   302871  9147426 SH       Sole                  7314426           1833000
                                                            317663  9594179 SH       Defined 01            9594179
CEMEX S.A.B. de C.V. ADR       COM              151290889   760153 85123504 SH       Sole                 69355703          15767801
                                                            457122 51189507 SH       Defined 01           51189507
Chesapeake Energy Corporation  COM              165167107  1801544 53745358 SH       Sole                 45074235           8671123
                                                            857997 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1540058 106137691 SH      Sole                 88773474          17364217
                                                            584474 40280800 SH       Defined 01           40280800
Diageo Plc - ADR               COM              25243Q205     9258   121458 SH       Sole                   121458
Dillard's Inc.                 COM              254067101     1902    47407 SH       Sole                                      47407
                                                            147609  3679180 SH       Defined 01            3679180
DineEquity Inc                 COM              254423106     8434   153400 SH       Sole                   105000             48400
                                                            163736  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1515739 32387589 SH       Sole                 26610579           5777010
                                                            676915 14464000 SH       Defined 01           14464000
Everest Re Group Ltd.          COM              G3223R108   351634  3987683 SH       Sole                  3084200            903483
                                                            117720  1335000 SH       Defined 01            1335000
Expedia Inc.                   COM              30212P105     1056    46621 SH       Sole                                      46621
                                                             95541  4216297 SH       Defined 01            4216297
Fair Isaac Corporation         COM              303250104    62518  1977799 SH       Sole                   949329           1028470
                                                            172618  5460880 SH       Defined 01            5460880
FedEx Corporation              COM              31428X106   413543  4420554 SH       Sole                  3566754            853800
                                                            343294  3669629 SH       Defined 01            3669629
Level 3 Communications Inc.    COM              52729N100   378605 257554233 SH      Sole                217773284          39780949
                                                            315886 214888754 SH      Defined 01          214888754
Liberty Media Corporation Inte COM              53071M104   569089 35479363 SH       Sole                 28130894           7348469
                                                            392342 24460224 SH       Defined 01           24460224
Lockheed Martin Corporation    COM              539830109    16241   202000 SH       Sole                   119000             83000
                                                             63043   784117 SH       Defined 01             784117
Loews Corporation              COM              540424108   773110 17941741 SH       Sole                 15852741           2089000
                                                            416844  9673803 SH       Defined 01            9673803
Markel Corporation             COM              570535104   204744   494014 SH       Sole                   378217            115797
                                                            145738   351642 SH       Defined 01             351642
Martin Marietta Materials Inc. COM              573284106   263717  2940970 SH       Sole                  2401670            539300
                                                            132532  1478000 SH       Defined 01            1478000
News Corporation - Class A     COM              65248E104   555921 31622354 SH       Sole                 26696354           4926000
                                                            492029 27988000 SH       Defined 01           27988000
Pioneer Natural Resources Comp COM              723787107   229389  2250675 SH       Sole                  1675875            574800
                                                            369868  3629000 SH       Defined 01            3629000
Potlatch Corporation           COM              737630103     1533    38142 SH       Sole                                      38142
                                                            108096  2688952 SH       Defined 01            2688952
Royal Philips Electronics ADR  COM              500472303   141188  4388799 SH       Sole                  3222999           1165800
                                                            109595  3406731 SH       Defined 01            3406731
Ruddick Corporation            COM              781258108     1312    34000 SH       Sole                                      34000
                                                             97208  2519000 SH       Defined 01            2519000
Sealed Air Corporation         COM              81211K100    77953  2923959 SH       Defined 01            2923959
Service Corporation Internatio COM              817565104   171126 15472484 SH       Sole                 12073584           3398900
                                                            193014 17451523 SH       Defined 01           17451523
Symantec Corporation           COM              871503108   142298  7675172 SH       Sole                  6554387           1120785
Telephone and Data Systems Inc COM              879433860   116337  3940946 SH       Sole                  2796098           1144848
                                                            166051  5625025 SH       Defined 01            5625025
Texas Industries Inc.          COM              882491103    14686   324700 SH       Sole                   261200             63500
                                                            198574  4390320 SH       Defined 01            4390320
The Travelers Companies Inc.   COM              89417E109   320133  5382200 SH       Sole                  4546200            836000
                                                            451358  7588400 SH       Defined 01            7588400
The Washington Post Company    COM              939640108    43450    99301 SH       Sole                    95115              4186
                                                            126455   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   331090 17244281 SH       Sole                 14536934           2707347
                                                            243779 12696830 SH       Defined 01           12696830
Vail Resorts Inc.              COM              91879Q109     1560    32000 SH       Sole                                      32000
                                                            104059  2134100 SH       Defined 01            2134100
Vodafone Group Plc ADR         COM              92857W209   174821  6080719 SH       Sole                  5176719            904000
                                                             48336  1681235 SH       Defined 01            1681235
Vulcan Materials Company       COM              929160109    41954   920044 SH       Sole                   689944            230100
                                                            245185  5376856 SH       Defined 01            5376856
Walt Disney Company            COM              254687106   764768 17748158 SH       Sole                 14289858           3458300
                                                            368980  8563000 SH       Defined 01            8563000
Wendy's/Arby's Group Inc.      COM              950587105   149416 29705000 SH       Defined 01           29705000
Willis Group Holdings PLC      COM              G96666105   238538  5910255 SH       Sole                  4752255           1158000
                                                            362554  8983000 SH       Defined 01            8983000
Worthington Industries Inc.    COM              981811102     2163   103400 SH       Sole                                     103400
                                                            137675  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101   992533 19317500 SH       Sole                 15847500           3470000
                                                            529239 10300483 SH       Defined 01           10300483
Level 3 Communications Inc. Co CONV             52729NBM1   131957 100062000 PRN     Defined 01          100062000
Level 3 Communications Inc. Co CONV             52729NBR0    11818  8000000 PRN      Sole                  8000000
Shanda Interactive Convertible CONV             81941QAD6    13344 11097000 PRN      Sole                 11097000
                                                             25376 21103000 PRN      Defined 01           21103000